CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN ACCOUNTING POLICIES

Amendment to IFRS 16, COVID-19-Related Rent Concessions

In May 2020, the International Accounting Standards Board (“IASB”) issued an amendment to permit lessees, as a practical expedient, not to assess whether particular rent concessions that reduce lease payments occurring as a direct consequence of the COVID-19 pandemic are lease modifications and instead to account for those rent concessions as if they are not lease modifications.   The amendment is effective for annual reporting periods beginning on or after June 1, 2020, with earlier application permitted. The adoption of this amendment is not expected to have an impact on the financial statements.

Amendments to IAS 1 and IAS 8: Definition of Material

In October 2018, the IASB issued amendments to IAS 1, Presentation of Financial Statements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to align the definition of “material” across the standards and to clarify certain aspects of the definition. The new definition states that, “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”   These amendments are effective for annual periods beginning on or after January 1, 2020. The amendments to the definition of material did not have a significant impact on the Annual Financial Statements.

Future Accounting Pronouncements

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use. In May 2020, the IASB issued amendments to IAS 16, Property, Plant and Equipment (IAS 16). The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related costs in profit (loss). An entity is required to apply these amendments for annual reporting periods beginning on or after January 1, 2022. The amendments are applied retrospectively only to items of property, plant and equipment that are available for use after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. We are currently assessing the effect of this amendment on our financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current and Deferral of Effective Date. In January 2020, the IASB issued amendments to IAS 1, Presentation of Financial Statements, to provide a more general approach to the presentation of liabilities as current or non-current based on contractual arrangements in place at the reporting date.

These amendments:

 − specify that the rights and conditions existing at the end of the reporting period are relevant in determining whether the Company has a right to defer settlement of a liability by at least twelve months;

 − provide that management’s expectations are not a relevant consideration as to whether the Company will exercise its rights to defer settlement of a liability; and

 − clarify when a liability is considered settled.

On July 15, 2020, the IASB issued a deferral of the effective date for the new guidance by one year to annual reporting periods beginning on or after January 1, 2023 and is to be applied retrospectively. The Company has not yet determined the impact of these amendments on its financial statements.